Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Debt Instrument [Line Items]
Total debt outstanding	$ 3,619,125	$ 3,138,375
Less current portion	20,500	15,500
LONG-TERM DEBT	3,598,625	3,122,875
Term Loans
Debt Instrument [Line Items]
Debt instrument, outstanding	2,019,125	1,538,375
7 3/4% Senior Subordinated Notes, Due 2018
Debt Instrument [Line Items]
Debt instrument, outstanding	$ 1,600,000	$ 1,600,000